LB SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota  55415



February 9, 1998


Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549


RE:  LB Series Fund, Inc. - File Nos. 33-3677 and 811-4603
     ("the Registrant"); Prospectus dated January 30, 1998 and the Statement of Additional Information dated
     January 30, 1998

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 19 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on January 30, 1998.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-7005.

Sincerely,

LB SERIES FUND, INC.



By:  /s/ John C. Bjork
   ------------------------------
     John C. Bjork
     Assistant Counsel